Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000213732
Shareholder Report [Line Items]
Fund Name	HCM Defender 100 Index ETF
Trading Symbol	QQH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HCM Defender 100 Index ETF for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://howardcmfunds.com/fund/hcm-defender-100/. You can also request this information by contacting us at 1-770-642-4902.
Additional Information Phone Number	1-770-642-4902
Additional Information Website	https://howardcmfunds.com/fund/hcm-defender-100/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HCM Defender 100 Index ETF	$96	0.85%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Oct. 09, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 766,467,649
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 5,177,157
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$766,467,649 Number of Portfolio Holdings99 Advisory Fee $5,177,157 Portfolio Turnover75%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	80.4%
Exchange-Traded Funds	19.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Energy	0.3%
Materials	0.8%
Utilities	0.8%
Industrials	1.6%
Health Care	2.6%
Consumer Staples	4.3%
Consumer Discretionary	10.0%
Communications	11.6%
Equity	19.6%
Technology	48.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ProShares UltraPro QQQ	19.6%
Apple, Inc.	9.0%
NVIDIA Corporation	7.3%
Microsoft Corporation	5.7%
Amazon.com, Inc.	4.2%
Tesla, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Micron Technology, Inc.	3.4%
Broadcom, Inc.	3.3%
Advanced Micro Devices, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000213733
Shareholder Report [Line Items]
Fund Name	HCM Defender 500 Index ETF
Trading Symbol	LGH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HCM Defender 500 Index ETF for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://howardcmfunds.com/fund/hcm-defender-500/. You can also request this information by contacting us at 1-770-642-4902.
Additional Information Phone Number	1-770-642-4902
Additional Information Website	https://howardcmfunds.com/fund/hcm-defender-500/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HCM Defender 500 Index ETF	$94	0.86%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Oct. 09, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 580,633,925
Holdings Count | Holding	419
Advisory Fees Paid, Amount	$ 4,284,018
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$580,633,925 Number of Portfolio Holdings419 Advisory Fee $4,284,018 Portfolio Turnover64%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	80.7%
Exchange-Traded Funds	19.3%
Right	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Real Estate	1.2%
Materials	1.2%
Utilities	1.5%
Energy	2.5%
Consumer Staples	3.6%
Industrials	6.5%
Health Care	7.0%
Financials	7.2%
Consumer Discretionary	7.2%
Communications	9.2%
Equity	19.3%
Technology	33.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Direxion Daily S&P 500 Bull 3X ETF	19.3%
NVIDIA Corporation	6.7%
Apple, Inc.	6.2%
Microsoft Corporation	3.9%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	2.9%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.5%
Micron Technology, Inc.	1.8%
Meta Platforms, Inc., Class A	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.